S000003999 [Member] Expense Example - Putnam Sustainable Retirement 2035 Fund	Jul. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,605
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,434
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,320
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,434
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	2,193
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,326
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	884
Expense Example, with Redemption, 10 Years	2,152
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	$ 1,880